Net interest income and other net income from fair value changes on financial instruments (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Net Gains Losses From Financial Assets Previously Designated At Fair Value Under IAS39 Now Mandatorily Classified At Fair Value Through Profit Or Loss Under IFRS9	$ 2,614	$ (174)
UBS AG
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Net Gains Losses From Financial Assets Previously Designated At Fair Value Under IAS39 Now Mandatorily Classified At Fair Value Through Profit Or Loss Under IFRS9	$ 2,567	$ (171)